SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1)	12 Months Ended
Jun. 30, 2015
Buildings and premises
Property, Plant and Equipment [Line Items]
Estimated lives	5 to 40 years
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated lives	3 to 20 years
Lease
Property, Plant and Equipment [Line Items]
Estimated lives	1 to 25 years